Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)		USD ($)	Share capital [member] INR (₨)	Share capital [member] USD ($)	Securities premium [member] INR (₨)	Securities premium [member] USD ($)	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	[8]	Reserve of share-based payments [member] INR (₨)	Reserve of share-based payments [member] USD ($)	Translation of foreign operations [member] INR (₨)	Translation of foreign operations [member] USD ($)	Available for sale financial investments [member] INR (₨)	Available for sale financial investments [member] USD ($)	Cash flow hedges [member] INR (₨)	Cash flow hedges [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)	[1]	Total [member] INR (₨)	Total [member] USD ($)	Non-controlling interests [member] INR (₨)		Non-controlling interests [member] USD ($)
Beginning balance at Mar. 31, 2016		₨ 776,258			₨ 2,965		₨ 200,010								₨ 12,870		₨ 369		₨ (36)		₨ 194,982	[1]			₨ 411,160		₨ 365,098
Profit / (loss) for the year		98,545																			55,033	[1]			55,033		43,512
Other comprehensive income for the year, net of tax		(3,233)													(1,081)		263		79		(2)	[1]			(741)		(2,492)
Total comprehensive income / (loss) for the year		95,312													(1,081)		263		79		55,031	[1]			54,292		41,020
Transferred to capital reserve pursuant to merger							(9,558)														9,558	[1]
Purchase of treasury shares		(1,034)							₨ (1,034)	[2]															(1,034)
Recognition of share based payment		66											₨ 66												66
Purchase of non-controlling interests-Cairn India Limited		(203)																			(15)	[1]			(15)		(188)
Dividend		(126,083)																			(70,918)	[1]			(70,918)		(55,165)	[3]
Change in Non controlling interests		(30,528)			753								1,482								180,752	[1]			182,987		(213,515)
Ending Balance at Mar. 31, 2017		713,788			3,718		190,452		(1,034)	[2],[4]			1,548		11,789		632		43		369,390	[1]			576,538		137,250
Profit / (loss) for the year		47,284	[5]																		14,080	[1]			14,080		33,204
Other comprehensive income for the year, net of tax		88,453	[5]												86,884		900		(147)		85	[1]			87,722		731
Total comprehensive income / (loss) for the year		135,737	[5]												86,884		900		(147)		14,165	[1]			101,802		33,935
Purchase of treasury shares		(2,022)							(2,022)	[4]															(2,022)
Stock options cancelled during the period													(29)								29	[1]
Recognition of share based payment		468											468												468
Exercise of stock options		344							449	[4]			(214)								109	[1]			344
Non-controlling interest on business combination	[6]	1,092																									1,092
Recognition of put option liability/ derecognition of non controlling interest		(2,343)																			(1,716)	[1]			(1,716)		(627)
Dividend		(92,887)																			(78,614)	[1]			(78,614)		(14,273)	[3]
Ending Balance at Mar. 31, 2018	[1]	754,177	[7]		3,718		190,452		(2,607)	[4],[8]			1,773		98,673		1,532		(104)		303,363				596,800		157,377
Profit / (loss) for the year		76,229		$ 1,102																	49,775	[1]			49,775		26,454
Other comprehensive income for the year, net of tax		6,246		91											8,277		(446)		(630)		(122)	[1]			7,079		(833)
Total comprehensive income / (loss) for the year		82,475		1,193											8,277		(446)		(630)		49,653	[1]			56,854		25,621
Purchase of treasury shares		(1,425)							(1,425)	[8]															(1,425)
Stock options cancelled during the period													(71)								71	[1]
Recognition of share based payment		822											822												822
Exercise of stock options		44							61	[8]			(31)								14	[1]			44
Non-controlling interest on business combination	[9]	1,962																									1,962
Dividend		(105,534)																			(69,795)	[1]			(69,795)		(35,739)	[3]
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest		(575)																			(1,962)	[1]			(1,962)		1,387
Ending Balance at Mar. 31, 2019		₨ 731,946		$ 10,585	₨ 3,718	$ 54	₨ 190,452	$ 2,754	₨ (3,971)	[8]	$ (57)		₨ 2,493	$ 36	₨ 106,950	$ 1,547	₨ 1,086	$ 16	₨ (734)	$ (11)	₨ 281,344	[1]	$ 4,068		₨ 581,338	$ 8,407	₨ 150,608		$ 2,178

[1]	Retained earnings mainly includes general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve (Refer Note 30)
[2]	Treasury share represents 3,984,256 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company's stock option scheme as detailed in note 29.
[3]	Includes tax on dividend
[4]	Treasury share represents 9,233,871 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company's stock option scheme as detailed in note 29.
[5]	Restated (Refer Note 2(b))
[6]	Refer Note 4(b) - Business Combination (Acquisitions of ASI) and note 24
[7]	Restated - Refer Note 2(b)
[8]	Treasury share represents 14,998,702 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company's stock option scheme as detailed in note 29.
[9]	Refer Note 4(a) - Business Combination (Acquisitions of ESL)